Consolidated Statements of Changes in Equity - USD ($)		Class A Ordinary Shares [Member]		Class B Ordinary Shares [Member]		Additional Paid in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Non-controlling Interest [Member]	Total
Balance at Dec. 31, 2014		$ 5,452	[1]	$ 44,548	[1]	$ 3,261,380	$ (70,333)	$ (7,227)		$ 3,233,820
Balance shares at Dec. 31, 2014	[1]	4,361,360		35,638,640
Net loss for the year							(1,849,674)			(1,849,674)
Foreign currency translation (loss) gain								(94,639)		(94,639)
Balance at Dec. 31, 2015		$ 5,452	[1]	$ 44,548	[1]	3,261,380	(1,920,007)	(101,866)		1,289,507
Balance shares at Dec. 31, 2015	[1]	4,361,360		35,638,640
Net loss for the year							(13,176,768)			(13,176,768)
Foreign currency translation (loss) gain								508,048		508,048
Capital contribution from shareholders						11,501,028				11,501,028
Balance at Dec. 31, 2016		$ 5,452	[1]	$ 44,548	[1]	14,762,408	(15,096,775)	406,182		121,815
Balance shares at Dec. 31, 2016	[1]	4,361,360		35,638,640
Net loss for the year							(23,722,308)		2,359	(23,719,949)
Foreign currency translation (loss) gain								320,361	391	320,752
Capital contribution from shareholders						23,382,842				23,382,842
Capital contribution from non - controlling interest shareholder									15,068	15,068
Balance at Dec. 31, 2017		$ 5,452	[1]	$ 44,548	[1]	$ 38,145,250	$ (38,819,083)	$ 726,543	$ 17,818	$ 120,528
Balance shares at Dec. 31, 2017	[1]	4,361,360		35,638,640

[1]	Retrospectively restated for effect of stock reverse split and reclassification of ordinary shares